Debt Issuance Costs	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
DEBT ISSUANCE COSTS
10.	DEBT ISSUANCE COSTS

Debt issuance costs consist of unamortized costs paid to third parties to obtain senior debt, a line of credit and convertible notes that will be amortized to interest expense using the effective interest method through 2014. Amortization of capitalized debt issuance costs was $119,000 and $109,000 for the years ended December 31, 2012 and 2011, respectively.

The future amortization expense for each of the five succeeding years and beyond relating to current and noncurrent capitalized debt issuance costs is (all amounts in thousands):

Year Ending December 31,
2013 (1)	$136
2014	28
2015	0
2016	0
2017	0
$164

(1)	See Note 6 for the current portion of capitalized debt issuance costs of $136,000 expected to be amortized in 2013.